Share capital (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			3 Months Ended
	Feb. 05, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Nov. 30, 2012
Schedule of Common Stock Issued and Outstanding [Line Items]
Common Stock, Shares Authorized		571,428,571	571,428,571		571,428,571
Common shares, par value		$ 0.175	$ 0.175		$ 0.175
Common Stock, Voting Rights		one vote per share
Maximum Percent Of Outstanding Common Shares Controlled Contingent Under Voting Rights		9.09%
Stock repurchase program, authorized amount	$ 500,000
Share repurchase program cumulative aggregrate purchase value	1,774,436	2,231,301
Share repurchase program, cumulative shares repurchased		70,045,504
Stock Repurchase Program, Remaining Authorized Repurchase Amount		$ 43,135			$ 43,135
Treasury Stock, Shares		71,684,379	58,444,185		71,684,379
Class of Warrant or Right, Outstanding		5,174,114	5,296,056		5,174,114
Number of warrants exercised during period		0	1,114,416
Warrants exercised			591,480	326,715
Percent Of Fair Market Value Per Share On Date Of Payment Of Deferred Share Units		100.00%
Share Based Compensation Non Employee Directors Stock Compensation Plan Deferred Share Units Outstanding		0	0		0
Deferred share units [Member]
Schedule of Common Stock Issued and Outstanding [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			5,039
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Net Of Shares Withheld For Taxes			2,935
Flagstone Reinsurance Holdings Sa
Schedule of Common Stock Issued and Outstanding [Line Items]
Business Acquisition Equity Interests Issued Or Issuable Number Of Shares Issued Net Of Shares Withheld									14,202,664
Business Acquisition, Cost of Acquired Entity, Equity Interests Withheld For Income Taxes									87,725
Validus closing share price at acquisition									$ 34.87
Business Combination Acquired Warrants									121,942
Warrant strike price									$ 62.02
Common shares
Schedule of Common Stock Issued and Outstanding [Line Items]
Common Stock, Dividends, Per Share, Cash Paid					$ 0.30	$ 0.30	$ 0.30	$ 0.30
Common share equivalents
Schedule of Common Stock Issued and Outstanding [Line Items]
Common Stock, Dividends, Per Share, Cash Paid					$ 0.30	$ 0.30	$ 0.30	$ 0.30
Warrant [Member]
Schedule of Common Stock Issued and Outstanding [Line Items]
Volatility		30.00%
Validus UPS Ltd [Member] | Flagstone Reinsurance Holdings Sa
Schedule of Common Stock Issued and Outstanding [Line Items]
Treasury Stock, Shares									1,638,875